Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities
Income before tax	$ 16,034	$ 8,616
Finance expense, net	177	277
Adjustments for non-cash items:
Depreciation and amortization	2,245	1,025
Movements in credit loss allowance and write-offs	701	767
Fair value movement on contingent consideration	0	6,939
Share-based payment expense	2,557	2,099
Income tax paid	(1,440)	(1,789)
Payment of deferred consideration	(7,156)	0
Payment of contingent consideration	0	(4,621)
Cash flows from operating activities before changes in working capital	13,118	13,313
Changes in working capital
Trade and other receivables	36	(1,892)
Trade and other payables	(4,155)	186
Inventories	0	62
Cash flows generated by operating activities	8,999	11,669
Cash flows from investing activities
Acquisition of property and equipment	(914)	(204)
Acquisition of intangible assets	(20,605)	(392)
Capitalization of internally developed intangibles	(1,065)	(962)
Interest received from bank deposits	104	0
Payment of deferred consideration	(10,044)	(2,390)
Payment of contingent consideration	0	(5,557)
Cash flows used in investing activities	(32,524)	(9,505)
Cash flows from financing activities
Exercise of options	557	0
Treasury shares acquired	(9,750)	(759)
Proceeds from borrowings	18,000	0
Transaction costs related to borrowings	(847)	0
Interest payment attributable to third party borrowings	(174)	0
Interest payment attributable to deferred consideration settled	(1,382)	(110)
Principal paid on lease liability	(254)	(199)
Interest paid on lease liability	(89)	(87)
Cash flows generated by (used in) financing activities	6,061	(1,155)
Net movement in cash and cash equivalents	(17,464)	1,009
Cash and cash equivalents at the beginning of the period	25,429	29,664
Net foreign exchange differences on cash and cash equivalents	(442)	638
Cash and cash equivalents at the end of the period	7,523	31,311
Supplemental non-cash
Right-of-use assets	3,982	0
Issue of ordinary shares for acquisitions	$ 0	$ 9,912